SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                               OF THE LISTED FUND:

                                 ---------------


                         DWS Enhanced S&P 500 Index Fund

The following replaces the disclosure in "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

Sheri B. Hawkins, CFA, is a Senior Vice President at Northern Trust Investments, N.A. ("NTI"). She is a portfolio manager in the Quantitative Active/Enhanced Index team responsible for implementation of several quantitative equity strategies with expertise in tax advantaged strategies. She also serves as the team leader for the tax advantaged and equity overlay strategies. Ms. Hawkins joined NTI in 1992. She received a BBA degree in finance from the University of Notre Dame and an MS degree in financial markets and trading from the Illinois Institute of Technology's Stuart School of Business. She is a member of the CFA Institute and the Investment Analysts Society of Chicago. She is also an Associated Person of the National Futures Association.

Joseph E. Wolfe, CFA, is a Second Vice President at NTI. Mr. Wolfe joined NTI in 2005 and has been a quantitative group portfolio manager and researcher. From March 2001 to February 2005, Mr. Wolfe was a senior quantitative analyst with the State Teachers Retirement System in Ohio. Prior to March 2001, Mr. Wolfe obtained advanced degrees in economics from Ohio State University and Kent State University.

The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure and information regarding other accounts they manage.






               Please Retain This Supplement for Future Reference

June 7, 2006

                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

DWS Enhanced S&P 500 Index Fund
--------------------------------------------------------------------------------

The following replaces the disclosure in the sections entitled "Compensation of Portfolio Managers," "Fund Ownership of Portfolio Managers" and "Conflicts of Interest" under "Management of the Fund" in the Fund's Statements of Additional Information:

Compensation of Portfolio Managers

The compensation for the index portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on the overall financial performance of The Northern Trust Company, the overall performance of the investment management unit plus a qualitative evaluation of each portfolio manager's performance and contribution to his or her respective team. For the index funds' portfolio managers, the variable incentive award is not based on performance of the funds or the amount of assets held in the funds. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the Fund's portfolio management team in the Fund as well as in all DWS Funds as a group (i.e. those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the Fund's most recent fiscal year end.

Name of                                                Dollar Range of                    Dollar Range of All DWS
Portfolio Manager                                     Fund Shares Owned                      Fund Shares Owned
-----------------                                     -----------------                      -----------------

Sheri B. Hawkins                                             None                                   None
Joseph E. Wolfe                                              None                                   None

Conflicts of Interest

In addition to managing the assets of the Fund, the Fund's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund's most recent fiscal year end.

Other SEC Registered Investment Companies Managed:

                                                                       Number of
                              Number of        Total Assets of    Investment Company    Total Assets of
                              Registered          Registered         Accounts with        Performance-
Name of Portfolio             Investment          Investment         Performance-          Based Fee
Manager                       Companies           Companies            Based Fee            Accounts
-------                       ---------           ---------            ---------            --------
Sheri B. Hawkins                  0                   $0                   0                   $0
Joseph E. Wolfe                   1              $28,697,973               0                   $0

Other Pooled Investment Vehicles Managed:

                                                                        Number of Pooled
                               Number of                              Investment Vehicle     Total Assets of
                                Pooled            Total Assets of        Accounts with        Performance-
Name of Portfolio              Investment       Pooled Investment        Performance-          Based Fee
Manager                        Vehicles             Vehicles              Based Fee            Accounts
-------                        --------             --------              ---------            --------
Sheri B. Hawkins                   0                   $0                     0                   $0
Joseph E. Wolfe                    3              $369,000,000                0                   $0

Other Accounts Managed:

                                                                        Number of Other     Total Assets of
                               Number of                                 Accounts with        Performance-
Name of Portfolio                Other           Total Assets of         Performance-          Based Fee
Manager                        Accounts          Other Accounts           Based Fee            Accounts
-------                        --------          --------------           ---------            --------
Sheri B. Hawkins                  16              $275,000,000                0                   $0
Joseph E. Wolfe                    1              $38,000,000                 0                   $0

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the funds and other client accounts.

Conflicts of Interest. NTI's portfolio managers are often responsible for managing one or more portfolios, as well as other accounts, including separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments are made for some accounts and not others or conflicting investment positions are taken among accounts. The portfolio managers have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. NTI seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, NTI has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, NTI has adopted policies limiting the circumstances under which cross-trades may be effected. NTI conducts periodic reviews of trades for consistency with these policies.

The Advisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Advisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the Advisor's advisory clients. The Advisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund's Board.









June 7, 2006